Asset Under Development (Narrative) (Details) - USD ($)	1 Months Ended			3 Months Ended	6 Months Ended
	Jan. 31, 2020	Apr. 30, 2019	Feb. 28, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Contractual obligation					$ 852,066,000
Proceeds from short-term and long-term debt					511,375,000	$ 14,824,000
Gimi Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Term of charter			20 years
Contractual obligation		$ 1,300,000,000
Gimi Conversion | Gimi $700 million facility
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt instrument, face amount		$ 700,000,000
Gimi Conversion | Keppel Capital
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Long-term purchase commitment, percentage		30.00%
Golar Viking Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Term of charter				10 years
Contractual obligation					42,000,000.0
Golar Viking Conversion | CSSC VIE loan
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt instrument, face amount					75,000,000.0
Proceeds from short-term and long-term debt	$ 56,000,000.0				$ 33,400,000